Performance Management	Mar. 31, 2026
PIA BBB Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the BBB Bond Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the BBB Bond Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown on the bar chart, the BBB Bond Fund’s highest total return for a quarter was 10.26% (quarter ended June 30, 2020) and the lowest total return for a quarter was -8.02% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	10.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(8.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	The BBB Bond Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 until mid-January 2004 when the Adviser’s clients commenced investing in the Fund and the Fund began pursuing fully its investment strategy. Therefore, performance prior to this time is not fully reflective of the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.pacificincome.com/mutual-funds
Performance Availability Phone [Text]	1-800-251-1970
PIA MBS Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the MBS Bond Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the MBS Bond Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown on the bar chart, the MBS Bond Fund’s highest total return for a quarter was 7.02% (quarter ended December 31, 2023) and the lowest total return for a quarter was -4.82% (quarter ended September 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	7.02%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(4.82%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pacificincome.com/mutual-funds
Performance Availability Phone [Text]	1-800-251-1970
PIA High Yield (MACS) Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the High Yield (MACS) Fund. The bar chart shows the annual return for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the High Yield (MACS) Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.66% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -13.35% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	10.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(13.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pacificincome.com/mutual-funds
Performance Availability Phone [Text]	1-800-251-1970
PIA Short-Term Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years and 10-years periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for the 1-year, 5-years and 10-years periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown on the bar chart, the Fund’s highest total return for a quarter was 2.43% (quarter ended September 30, 2024) and the lowest total return for a quarter was -1.40% (quarter ended March 31, 2022).

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	2.43%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(1.40%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	In previous years, the Fund utilized the same benchmark “without transactions costs.” Going forward, the Fund will compare its returns to the index “with transactions costs.” Index returns include transactions costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund
Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.pacificincome.com/mutual-funds
Performance Availability Phone [Text]	1-800-251-1970
Institutional Class Prospectus | PIA High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual total returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. Effective at the close of business on December 31, 2014, the former Investor Class shares were re-designated as Institutional Class shares. The performance shown below reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the former Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual total returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Total Return as of December 31 – Institutional Class
Bar Chart Closing [Text Block]
During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 11.80% (quarter ended June 30, 2020) and the lowest total return for a quarter was -14.97% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pacificincome.com/mutual-funds
Performance Availability Phone [Text]	1-800-251-1970
Institutional Class Prospectus | PIA High Yield Fund | PIA High Yield Fund Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	11.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(14.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Class A Prospectus | PIA High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual total returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. As of the date of this Prospectus, Class A shares had not commenced operations. For that reason, the performance information below is that of the Fund’s Institutional Class shares. Effective at the close of business on December 31, 2014, the former Investor Class shares of the Fund were re-designated as Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	As of the date of this Prospectus, Class A shares had not commenced operations.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual total returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	As of the date of this Prospectus, Class A shares had not commenced operations. For that reason, the performance information below is that of the Fund’s Institutional Class shares.
Bar Chart [Heading]	Calendar Year Total Return as of December 31 – Institutional Class
Bar Chart Closing [Text Block]
During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 11.80% (quarter ended June 30, 2020) and the lowest total return for a quarter was -14.97% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 of the Institutional Class reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. Both the Institutional Class and Class A shares of the Fund are invested in the same portfolio of securities. Annual returns will differ only to the extent the expenses of the classes differ. Class A shares may have higher expenses and thus returns would be lower than those shown in the table.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pacificincome.com/mutual-funds
Performance Availability Phone [Text]	1-800-251-1970
Class A Prospectus | PIA High Yield Fund | PIA High Yield Fund Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	11.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(14.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020